Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments that are Accounted for Using the Equity Method
As of December 31, 2023, and June 30, 2024, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2023	June 30, 2024
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Unigas International B.V. (“Unigas”)	33.3%	33.3%
Dan Unity CO2 A/S	50%	50%
Luna Pool Agency Limited (“Pool Agency”)	50%	50%
Azane Fuel Solutions AS ("Azane")	14.5%	14.5%
Bluestreak CO2 Limited ("Bluestreak")	50%	50%

Schedule of Movement in Equity Method Investments
The table below shows the movement in the Company’s equity method investments, for the year ended December 31, 2023, and six months ended June 30, 2024:

	Year ended December 31, 2023	Six months ended June 30, 2024
	(in thousands)
Equity method investments at January 1, 2023 and 2024	$148,534	$174,910
Share of results	20,607	9,077
Distributions received from equity method investments	(30,790)	(14,650)
Equity contributions to joint venture entity	35,000	24,003
Equity method investments – additions	1,559	—
Total equity method investments at December 31, 2023 and June 30, 2024	$174,910	$193,340